Share Based Awards (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jan. 01, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfOptionsAuthorized-0]			310,000
Stock-based compensation expense	$ 361,243
Weighted average remaining contractual term	4 years 7 months 17 days
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	$ 14,389
Unvested Stock Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation expense	325,371
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-based compensation expense	346,854
Unvested Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock-based compensation expense	$ 827,844
Equity Incentive Plan 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Authorized shares	1,461,876